Dec. 03, 2019

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares, and Class R6 Shares of the

Goldman Sachs Income Fund

(the “Fund”)

Supplement dated June 19, 2020 to the

Multi-Class and Class P Prospectus (the “Prospectuses”), Summary Prospectuses, and

Statement of Additional Information (the “SAI”), each dated December 3, 2019, as supplemented to date

Effective immediately, the Fund may enter into reverse repurchase agreements in order to enable the Fund to finance the acquisition of investments when the Fund may not otherwise have cash available to finance such purchases or when Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. The Fund may also enter into reverse repurchase agreements as a temporary measure for emergency purposes or to meet redemption requests.

The following is added to the “Goldman Sachs Income Fund–Summary–Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

The Fund may also enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). These transactions enable the Fund to finance the acquisition of investments when the Fund may not otherwise have cash available to finance such purchases. The Fund may enter reverse repurchase agreements when the Investment Adviser expects that the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

The following risk is added to the “Goldman Sachs Income Fund–Summary–Principal Risks of the Fund” section of the Prospectuses and “Principal Risks of the Funds” section of the Summary Prospectuses:

Reverse Repurchase Agreements Risk—Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.